Document and Entity Information	Total
Prospectus:
Document Type	485APOS
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 08, 2023
Document Effective Date	Jun. 20, 2023
Prospectus Date	Jun. 20, 2023
Dreyfus Government Cash Management | Dreyfus Government Cash Management-SPARK Shares
Prospectus:
Trading Symbol	SPKXX